COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of commitments
The Company’s commitments consist of the following:

	June 30, 2025	December 31, 2024
Commitments related to purchases of raw materials and energy	12,549	10,082
Guarantees, pledges and other collateral	9,360	10,019
Capital expenditure commitments	1,549	1,542
Other commitments	1,870	1,294
Total	25,328	22,937